Financial Liabilities - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities
Non-current bonds	€ 5,340	€ 5,418
Senior secured debt	2,186	2,373
Other loans	32	53
Other non-current financial liabilities	732	853
Non-current financial derivatives	1
Non-current lease liabilities	969	1,025
Loan transaction costs	(169)	(232)
Total non-current financial liabilities	9,091	9,491
Current bonds	127	115
Senior secured debt	23	24
Other loans	137	292
Other current financial liabilities	150	123
Current financial derivatives	4	6
Current lease liabilities	113	117
Loan transaction costs	(1)	(1)
Total current financial liabilities	€ 552	€ 676